UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22710

Bluerock Total Income+ Real Estate Fund

 (Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 32nd Floor,

New York, NY 10105

(Address of principal executive offices) (Zip code)

1-844-819-8287

(Registrant’s telephone number, including area code)

Bluerock Fund Advisor, LLC

1345 Avenue of the Americas, 32nd Floor,

New York, New York 10105

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1 – Proxy Voting Record.

Registrant: Bluerock Total Income+ Real Estate Fund	Item 1, Exhibit 1

Investment Company Act file number: 811-22710

Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP"	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Prologis, Inc.	PLD	74340W103	9/28/2022	Issue shares in connection with merger	MGMT	Y	FOR	FOR
2	Apartment Income REIT Corp.	AIRC	03750L109	12/7/2022	Election of directors; Ratify Deloitte & Touche LLP as Auditors; Advisory vote to ratify named executive officers' compensation; Amend Omnibus Stock Plan	MGMT	Y	FOR	FOR
3	Morgan Stanley Prime Property Fund, LLC	N/A	N/A	2/20/2023	Election of directors	MGMT	Y	FOR	FOR
4	Equity LifeStyle Properties, Inc.	ELS	29472R108	4/25/2023	Election of directors; Ratify Ernst & Young, LLP as Auditors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency	MGMT	Y	FOR (1.1,1.2,1.3,1.5,1.6,1.7,1.8,1.9,1.10),(2),(3), (4) one-year; WITHHOLD (1.4)	FOR (1.1,1.2,1.3,1.5,1.6,1.7,1.8,1.9,1.10),(2),(3), (4) one-year; WITHHOLD (1.4)
5	Kimco Realty Corporation	KIM	49446R109	4/25/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency; Ratify PricewaterhouseCoopers LLP as Auditors;	MGMT	Y	FOR; ONE YEAR (3)	FOR; ONE YEAR (3)
6	Healthpeak Properties, Inc.	PEAK	42250P103	4/27/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency; Approve Omnibus Stock Plan, Ratify Deloitte & Touche LLP as Auditors;	MGMT	Y	FOR; ONE YEAR (3)	FOR; ONE YEAR (3)
7	VICI Properties Inc.	VICI	925652109	4/27/2023	Election of directors; Ratify Deloitte & Touche LLP as Auditors; Advisory vote to ratify named executive officers' compensation	MGMT	Y	FOR	FOR
8	Public Storage	PSA	74460D109	5/2/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency; Ratify Ernst & Young LLP as Auditors; Report on GHG Emissions Reduction	MGMT (1-4) SH (5)	Y	FOR (1a,1b,1d,1e,1f,1g,1h,1i,1j,1k,1l), (2),(3) one-year,(4),(5) AGAINST (1c, 1m)	FOR (1a,1b,1d,1e,1f,1g,1h,1i,1j,1k,1l), (2),(3) one-year,(4),(5) AGAINST (1c, 1m)
9	Spirit Realty Capital, Inc.	SRC	84860W300	5/3/2023	Election of directors; Ratify Ernst & Young LLP as Auditors; Advisory vote to ratify named executive officers' compensation	MGMT	Y	FOR	FOR
10	Prologis, Inc.	PLD	74340W103	5/4/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency; Ratify KPMG LLP as Auditors	MGMT	Y	FOR (1), (3) one year, (4); AGAINST (2)	FOR (1), (3) one year, (4); AGAINST (2)
11	Simon Property Group, Inc.	SPG	828806109	5/4/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Ratify Ernst & Young LLP as Auditors; Advisory vote on say on pay frequency	MGMT	Y	FOR (1a,1b,1c,1e,1f,1g,1h,1i,1j), (3), (4) one year; AGAINST (1d), (2)	FOR (1a,1b,1c,1e,1f,1g,1h,1i,1j), (3), (4) one year; AGAINST (1d), (2)
12	American Homes 4 Rent	AMH	02665T306	5/9/2023	Election of directors; Ratify Ernst & Young LLP as Auditors; Advisory vote to ratify named executive officers' compensation	MGMT	Y	FOR	FOR
13	Iron Mountain Incorporated	IRM	46284V101	5/9/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency	MGMT	Y	FOR; (3) one year period	FOR; (3) one year period
14	Kite Realty Group Trust	KRG	49803T300	5/10/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency; Ratify KPMG LLP as Auditors	MGMT	Y	FOR (1a,1b,1c,1d,1e,1f,1h,1i,1j,1k,1l,1m), (2), (3) - one year, (4); AGAINST(1g)	FOR (1a,1b,1c,1d,1e,1f,1h,1i,1j,1k,1l,1m), (2), (3) - one year, (4); AGAINST(1g)
15	Agree Realty Corporation	ADC	008492100	5/11/2023	Election of directors; Ratify Grant Thornton LLP as Auditors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency	MGMT	Y	FOR; (4) one year period	FOR; (4) one year period
16	Ryman Hospitality Properties, Inc.	RHP	78377T107	5/11/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency; Ratify Ernst & Young LLP as Auditors	MGMT	Y	FOR (1a,1b,1c,1d,1e,1f,1g,1i,1j), (2), (3) one-year, (4); AGAINST(1h)	FOR (1a,1b,1c,1d,1e,1f,1g,1i,1j), (2), (3) one-year, (4); AGAINST(1h)
17	Essential Properties Realty Trust, Inc.	EPRT	29670E107	5/15/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Approve Omnibus Stock Plan; Ratify Grant Thornton LLP as Auditors	MGMT	Y	FOR (1),4); AGAINST(2,3)	FOR (1),4); AGAINST(2,3)
18	Alexandria Real Estate Equities, Inc.	ARE	015271109	5/16/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency; Ratify Ernst & Young LLP as Auditors	MGMT	Y	FOR (1a,1b,1d,1f), (2), (3) one-year, (4); AGAINST (1c, 1e, 1g)	FOR (1a,1b,1d,1f), (2), (3) one-year, (4); AGAINST (1c, 1e, 1g)
19	Mid-America Apartment Communities, Inc.	MAA	59522J103	5/16/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency; Ratify Ernst & Young LLP as Auditors; Approve Omnibus Stock Plan	MGMT	Y	FOR; (3) one year period	FOR; (3) one year period
20	Ventas Inc.	VTR	92276F100	5/16/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency; Ratify KPMG LLP as Auditors	MGMT	Y	FOR (1a,1b,1c,1d,1e,1f,1h,1i,1j,1k), (2), (3) one-year, (4); AGAINST (1g)	FOR (1a,1b,1c,1d,1e,1f,1h,1i,1j,1k), (2), (3) one-year, (4); AGAINST (1g)
21	Life Storage, Inc.	LSI	53223X107	5/18/2023	Election of directors; Ratify Ernst & Young LLP as Auditors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency	MGMT	Y	FOR; (4) one year period	FOR; (4) one year period
22	Welltower Inc.	WELL	95040Q104	5/23/2023	Election of directors; Ratify Ernst & Young LLP as Auditors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency	MGMT	Y	FOR (1), (2), (4); AGAINST(3)	FOR (1), (2), (4); AGAINST(3)
23	AvalonBay Communities, Inc.	AVB	053484101	5/24/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency; Ratify Ernst & Young LLP as Auditors	MGMT	Y	FOR; (3) one year period	FOR; (3) one year period
24	Extra Space Storage Inc.	EXR	30225T102	5/24/2023	Election of directors; Ratify Ernst & Young LLP as Auditors; Advisory vote to ratify named executive officers' compensation	MGMT	Y	FOR	FOR
25	EastGroup Properties, Inc.	EGP	277276101	5/25/2023	Election of directors; Ratify KPMG LLP as Auditors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency; Approve Omnibus Stock Plan	MGMT	Y	FOR; (4) one year period	FOR; (4) one year period
26	Equinix, Inc.	EQIX	29444U700	5/25/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency; Ratify PricewaterhouseCoopers LLP as Auditors; Submit Severance Agreement	MGMT (1-4) SH (5)	Y	FOR (1), (2), (3), (4); AGAINST(5)	FOR (1), (2), (3), (4); AGAINST(5)
27	RREEF Core Plus Industrial Fund L.P.	N/A	N/A	6/2/2023	Election of directors	MGMT	Y	FOR	FOR
28	Rexford Industrial Realty, Inc.	REXR	76169C100	6/5/2023	Election of directors; Ratify Ernst & Young LLP as Auditors; Advisory vote to ratify named executive officers' compensation	MGMT	Y	FOR	FOR
29	Highlands REIT	N/A	N/A	6/8/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency; Ratify Grant Thorton LLP as Auditors	MGMT	Y	WITHHOLD (1); AGAINST (2) ABSTAIN (3) FOR (4)	WITHHOLD (1); AGAINST (2) ABSTAIN (3) FOR (4)
30	Sabra Health Care REIT, Inc.	SBRA	78573L106	6/14/2023	Election of directors; Ratify PricewaterhouseCoopers LLP as Auditors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency	MGMT	Y	FOR; (4) one year period	FOR; (4) one year period
31	W. P. Carey Inc.	WPC	92936U109	6/15/2023	Election of directors; Advisory vote to ratify named executive officers' compensation; Ratify PricewaterhouseCoopers LLP as Auditors	MGMT	Y	FOR	FOR

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bluerock Total Income+ Real Estate Fund

By:	/s/ Jordan Ruddy
Jordan Ruddy
President

Date:	August 24, 2023